INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Canada [Member]
Statement [Line Items]
Loss from operations	$ (657,061)	$ (880,786)	$ (636,005)
Statutory income tax rates	28.14%	28.58%	28.15%
Expected income tax payable	$ (184,924)	$ (251,765)	$ (179,035)
Temporary difference, Equipment	55,579	98,360	147,255
Other	0	0	16,311
Unrecognized benefit of non-capital losses	129,345	153,405	15,469
Provision for income taxes	0	0	0
United States [Member]
Statement [Line Items]
Loss from operations	$ (657,061)	$ (880,786)	$ (636,005)
Statutory income tax rates	28.14%	28.58%	28.15%
Expected income tax payable	$ (184,924)	$ (251,765)	$ (179,035)
Temporary difference, Equipment	55,579	98,360	147,255
Other	0	0	16,311
Unrecognized benefit of non-capital losses	129,345	153,405	15,469
Provision for income taxes	$ 0	$ 0	$ 0